May 4, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN: Document Control—EDGAR

RE:	RiverSource Account F

File Nos. 33-47302/811-3217

RiverSource Group Variable Annuity Contract

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced variable annuity do not differ from that contained in Registrant’s Post-Effective Amendment No. 27 filed on April 27, 2016 and Post-Effective Amendment No. 28 filed on May 2, 2016.

If you have any questions or concerns regarding this filing, please contact me at (612) 671-8056 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/ Timothy D. Crawford

Timothy D. Crawford

Assistant General Counsel and

Assistant Secretary